Expense Example {- Fidelity Advisor® Emerging Asia Fund} - 10.31 Fidelity Advisor Emerging Asia Fund - AMCIZ PRO-14 - Fidelity Advisor® Emerging Asia Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Emerging Asia Fund-Class A
Expense Example:
1 year	$ 697
3 years	955
5 years	1,232
10 years	2,021
Fidelity Advisor Emerging Asia Fund-Class M
Expense Example:
1 year	501
3 years	819
5 years	1,160
10 years	2,120
Fidelity Advisor Emerging Asia Fund-Class C
Expense Example:
1 year	306
3 years	637
5 years	1,093
10 years	2,358
Fidelity Advisor Emerging Asia Fund - Class I
Expense Example:
1 year	102
3 years	318
5 years	552
10 years	1,225
Class Z
Expense Example:
1 year	88
3 years	274
5 years	477
10 years	$ 1,061